SCHEDULE OF STOCK OPTION TRANSACTIONS (Details)		12 Months Ended
		Dec. 31, 2021 shares $ / shares		Dec. 31, 2021 shares $ / shares		Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance | shares		889,523		889,523		182,909	182,909
Weighted Average Exercise Price, ending balance | (per share)		$ 1.27		$ 1.62		$ 0.32	$ 0.42
Number of stock options, Expiry of options				(116,667)
Weighted Average Exercise Price, Expiry of options				$ 3.00
Number of stock options, ending balance | shares		820,010		820,010		889,523	889,523
Weighted Average Exercise Price, ending balance | (per share)		$ 1.65		$ 2.10		$ 1.27	$ 1.62
Options Granted One [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, options granted | shares		33,333	[1]	33,333	[1]	100,000	100,000
Weighted Average Exercise Price, options granted				$ 3.00	[1]		$ 2.40
Options Granted Two [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, options granted | shares		116,667	[2]	116,667	[2]	613,333	613,333
Weighted Average Exercise Price, options granted				$ 3.00	[2]		$ 1.50
Options Granted Three [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, options granted				50,000	[3]	116,667	116,667
Weighted Average Exercise Price, options granted				$ 8.40	[3]		$ 2.25
Exercise of Options One [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, Exercise of options | shares		(8,333)		(8,333)		(767)	(767)
Weighted Average Exercise Price, Exercise of options				$ 2.25			$ 1.14
Exercise of Agents Options [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, Exercise of options | shares						(47,619)	(47,619)
Weighted Average Exercise Price, Exercise of options							$ 0.42
Exercise of Options Two [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, Exercise of options | shares		(59,524)		(59,524)		(75,000)	(75,000)
Weighted Average Exercise Price, Exercise of options				$ 0.42			$ 0.42
Exercise of Options Three [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, Exercise of options | shares		(33,333)		(33,333)
Weighted Average Exercise Price, Exercise of options				$ 1.50
Exercise of Options Four [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, Exercise of options | shares		(33,333)		(33,333)
Weighted Average Exercise Price, Exercise of options				$ 2.25
Options Granted Four [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, options granted | shares	[4]	116,700		116,700
Weighted Average Exercise Price, options granted	[4]			$ 6.00
Options Granted Five [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, options granted | shares	[5]	16,677		16,677
Weighted Average Exercise Price, options granted	[5]			$ 8.00
Exercise Of Options Five [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, Exercise of options | shares		(35,000)		(35,000)
Weighted Average Exercise Price, Exercise of options				$ 2.25
Exercise of Options Six [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, Exercise of options | shares		(116,700)		(116,700)
Weighted Average Exercise Price, Exercise of options				$ 6.00

[1]	On January 28, 2021, 33,333 stock options were issued to a consultant with an exercise price of CAD$3.00. The options expire on January 28, 2025. The fair value of the options granted was estimated at CAD$90 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$2.82; Expected option life 4 years; Volatility 209%; Risk-free interest rate 0.30%; Dividend yield 0%.
[2]	On January 28, 2021, 116,667 stock options were issued to a consultant with an exercise price of CAD$3.00. The options expire on December 31, 2021. The fair value of the options granted was estimated at CAD$191 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$2.82; Expected option life 0.92 years; Volatility 173%; Risk-free interest rate 0.11%; Dividend yield 0%.
[3]	On June 3, 2021, 50,000 stock options were issued to a consultant with an exercise price of CAD$8.40. The options expire on June 3, 2026. The fair value of the options granted was estimated at CAD$445 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$9.18; Expected option life 5 years; Volatility 191%; Risk-free interest rate 0.93%; Dividend yield 0%.
[4]	On August 23, 2021, 116,700 stock options were issued to consultants with an exercise price of CAD$6.00. The options expire on April 30, 2022. The fair value of the options granted was estimated at CAD$242 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$6.50; Expected option life 0.68 years; Volatility 126%; Risk-free interest rate 0.19%; Dividend yield 0%.
[5]	On October 28, 2021, 16,677 stock options were issued to a director with an exercise price of CAD$8.00. The options expire on October 28, 2026. The fair value of the options granted was estimated at CAD$242 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$9.37; Expected option life 5 years; Volatility 114%; Risk-free interest rate 1.43%; Dividend yield 0%.